Certnas 1-36888

[redacted]

15005248

William Slattery, CFA
Vice President
Listing Qualifications

Nasdaq
805 King Farm Blvd.
Rockville, MD 20850 / USA
Nasdaq.com

<u>*By Electronic Mail*</u>

March 19, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on March 17, 2015 The Nasdaq Stock Market (the "Exchange") received from U.S. Rare Earths, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Common Stock, par value $0.00001 per share

Warrants to purchase Common Stock

We further certify that the securities described above have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery